Annual Fund Operating Expenses	Oct. 31, 2024
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.28%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.76%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.48%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.71%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.74%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.45%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.39%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.48%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.46%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.07%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.76%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.44%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.39%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.21%
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.54%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.74%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.48%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.73%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.75%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.48%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.39%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.48%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.48%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.03%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.74%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.44%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.39%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.18%
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.53%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.73%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.47%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.73%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.75%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.48%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.39%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.48%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.48%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.03%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.74%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.44%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.39%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.18%
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.53%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.73%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.46%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.73%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.75%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.48%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.39%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.48%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.48%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.03%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.74%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.44%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.39%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	1.19%
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.53%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.69%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.43%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.71%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.73%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.46%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.37%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.46%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.46%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.01%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.72%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.42%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.37%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.17%
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.51%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.69%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.43%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.70%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.73%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.45%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.37%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.46%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.46%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.01%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.71%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.42%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.37%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	1.17%
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.51%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.68%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	1.42%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.69%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.72%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.44%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.36%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	1.45%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	1.45%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	1.00%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.70%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.41%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.36%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	1.16%
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.35%
Expenses (as a percentage of Assets)	0.50%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.67%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.40%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.67%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.70%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.42%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.34%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.42%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.43%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.98%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.68%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.39%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.34%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.14%
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.48%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.66%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.39%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.66%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.69%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.42%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.33%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.42%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.42%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.97%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.67%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.38%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.33%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	1.13%
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.32%
Expenses (as a percentage of Assets)	0.47%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.63%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.37%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.64%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.67%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.39%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.31%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.40%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.40%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.95%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.65%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.36%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.31%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.11%
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	0.45%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.62%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.37%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.63%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.66%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.39%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.30%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.39%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.39%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.94%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.64%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.35%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.30%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.10%
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.44%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.63%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.37%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.63%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.66%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.39%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.30%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.94%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.64%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.35%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.39%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.39%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.30%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.10%
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.44%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.61%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.37%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.62%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.65%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.38%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.29%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.38%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.38%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.93%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.63%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.34%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.29%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.09%
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.43%